UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wilson Capital Management LLC

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 28-11737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David S. Wilson
Title:  Managing Member
Phone:  (212) 692-6320


Signature, Place and Date of Signing:

/s/ David S. Wilson              New York, New York            August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total: $111,862
                                      (thousands)


List of Other Included Managers:  NONE


                                                    FORM 13F INFORMATION TABLE
                                 TITLE
                                  OF                      VALUE       SHRS OR    SH/    INVSMT      OTHR          VOTING AUTHORITY
      NAME OF ISSUER             CLASS          CUSIP     (x1000)     PRN AMT    PRN    DSCRTN      MGRS       SOLE    SHARED   NONE
AMERICAN AXLE & MFG HLDGS IN      COM          24061103    2,835      165,700    SH      SOLE       NONE      165,700
CARTER INC                        COM          146229109   1,020       38,600    SH      SOLE       NONE       38,600
CELANESE CORP DEL                 COM SER A    150870103   3,396      166,300    SH      SOLE       NONE      166,300
CHAMPION ENTERPRISES INC          COM          158496109   3,345      303,000    SH      SOLE       NONE      303,000
CHAPARRAL STL CO DEL              COM          159423102   5,517       76,600    SH      SOLE       NONE       76,600
CLEAR CHANNEL COMMUNICATIONS      COM          18450210    3,943      127,400    SH      SOLE       NONE      127,400
COMCAST CORP NEW                  CL A         20030N101   4,060      124,000    SH      SOLE       NONE      124,000
CYTYC CORP                        COM          232946103   1,641       64,700    SH      SOLE       NONE       64,700
DYCOM INDS INC                    COM          267475101   3,445      161,800    SH      SOLE       NONE      161,800
EAGLE MATERIALS INC               COM          26969P108   5,296      111,500    SH      SOLE       NONE      111,500
GENCORP INC                       COM          368682100   3,309      206,400    SH      SOLE       NONE      206,400
GENERAL ELECTRIC CO.              COM          369604103   4,153      126,000    SH      SOLE       NONE      126,000
IHOP CORP                         COM          449623107   3,068       63,800    SH      SOLE       NONE       63,800
INFRASOURCE SVCS INC              COM          45684P102   3,942      216,500    SH      SOLE       NONE      216,500
INTL PAPER CO                     COM          460146103   6,799      210,500    SH      SOLE       NONE      210,500
HUNT JB TRANS SVCS INC            COM          445658107   3,076      123,500    SH      SOLE       NONE      123,500
MAGNA ENTMT CORP                  CL A         559211107   2,849      541,700    SH      SOLE       NONE      541,700
MERCER INTL INC                   COM          588056101   2,396      276,000    SH      SOLE       NONE      276,000
NCI BUILDING SYS INC              COM          628852105   1,324       24,900    SH      SOLE       NONE       24,900
NOVA CHEMICALS CORP               COM          66977W109   2,715       94,300    SH      SOLE       NONE       94,300
OLD DOMINION FGHT LINES INC       COM          679580100   2,658       70,700    SH      SOLE       NONE       70,700
OREGON STL MLS INC                COM          686079104   4,342       85,700    SH      SOLE       NONE       85,700
QUANTA SVCS INC                   COM          74762E102   5,220      301,200    SH      SOLE       NONE      301,200
REPUBLIC AWYS HLDGS INC           COM          76027605    3,722      218,709    SH      SOLE       NONE      218,709
SMURFIT-STONE CONTAINER CORP      COM          832727101   2,414      220,700    SH      SOLE       NONE      220,700
SOUTHWESTERN ENERGY CO            COM          845467109   2,599       83,400    SH      SOLE       NONE       83,400
SWIFT TRANSN CO                   COM          870756103   2,995       94,300    SH      SOLE       NONE       94,300
TRANSWITCH CORP                   COM          894065101   2,254    1,068,347    SH      SOLE       NONE    1,068,347
TRINITY INDS INC                  COM          896522109   5,212      129,000    SH      SOLE       NONE      129,000
WABTEC CORP                       COM          929740108   3,411       91,200    SH      SOLE       NONE       91,200
WASHINGTON GROUP INTL INC         COM NEW      938862208   3,808       71,400    SH      SOLE       NONE       71,400
WHIRLPOOL CORP                    COM          963320106   3,959       47,900    SH      SOLE       NONE       47,900
XM SATELLITE RADIO HLDGS INC      CL A         98375910    1,140       77,800    SH      SOLE       NONE       77,800



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